Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ (20,504)	$ (9,060)	$ (7,869)
Working capital deficit	$ 3,500